SCHEDULE OF DETAILS OF OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Value added tax receivable	$ 2,207,983	$ 179,566
Prepaid taxes	651,925	816,138
Other	583,610	712,609
Total	$ 3,443,518	$ 1,708,313